Share capital	12 Months Ended
Mar. 31, 2016
Equity [Abstract]
Share capital

9. Share capital

In April 2014, the Company announced the conversion of 7,946,420 Class B Shares into single vote Class A Subordinate Voting Shares effective April 17, 2014. The Company no longer has any issued and outstanding Class B Shares that carry multiple voting privileges and no further Class B Shares are permitted to be issued by the Company. The Class A Subordinate Voting Shares have been re-designated as Common Shares.

In May 2016, the Company completed a 1-for-10 share consolidation of its issued and outstanding Common Shares. All stock-related disclosures have been retroactively adjusted to reflect the share consolidation for all years presented.

The Company’s authorized share capital consists of an unlimited number of Common Shares and an unlimited number of Preferred Shares issuable in series.

Each holder of Common Shares is entitled to receive notice of and attend all meetings of the Company’s shareholders. Each Common Share entitles its holder to one vote, voting together as a single class, except as otherwise set forth in the Company’s articles of amalgamation or prescribed by applicable laws.

The share capital activity was as follows:

	Amount	Number of Shares
Common Shares
Balance at March 31, 2013	$454,703	4,152,117
Participant Equity Loan Plan	603	—
Shares issued under stock plans	1,168	65,110

Balance at March 31, 2014	$456,474	4,217,227
April 2014 share conversion	238,407	7,946,420
Participant Equity Loan Plan	234	—
Shares issued under stock plans	1,036	55,444

Balance at March 31, 2015	$696,151	12,219,091
Participant Equity Loan Plan	43	—
Shares issued under stock plans	312	23,901

Balance at March 31, 2016	$696,506	12,242,992
Common Shares – Treasury Shares
Balance at March 31, 2014	$(840)	(41,050)

Balance at March 31, 2015	$(840)	(41,050)

Balance at March 31, 2016	$(840)	(41,050)
Class B Shares
Balance at March 31, 2014	$238,407	7,946,420
April 2014 share conversion	(238,407)	(7,946,420)

Balance at March 31, 2015	$—	—

Balance at March 31, 2016	$—	—

Total share capital	$695,666	12,201,942